Subsequent Events	3 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
7.	Subsequent Events

In October 2013, we effected a strategic reorganization which resulted in the elimination of eleven positions. Non-recurring severance costs of approximately $210,000 are expected to be recorded in the second quarter of fiscal 2014.

On October 30, 2013, we extended the addendum to the Technology License and Escrow Agreement with Cord Blood Registry Systems, Inc. The extension amends and reduces one of the financial covenants, the minimum cash and short-term investments balance to $3,500,000 at any month end through December 31, 2013. Thereafter it reverts back to $6,000,000 at any month end.

On November 26, 2013, ThermoGenesis and CBR entered into a Forbearance Agreement to the License and Escrow Agreement whereas CBR agrees to forebear from exercising the rights and remedies available to it in the event of a default for a period of 30 days from the effective date of the forbearance.